Raw Materials and Consumables Used	12 Months Ended
Dec. 31, 2019
RAW MATERIALS AND CONSUMABLES USED
RAW MATERIALS AND CONSUMABLES USED

27.  RAW MATERIALS AND CONSUMABLES USED

The detail of raw materials and consumables presented in profit or loss for the years ended December 31, 2019, 2018 and 2017 is as follows:

	12-31-2019	12-31-2018	12-31-2017
Raw Materials and Consumables	ThCh$	ThCh$	ThCh$
Energy purchases	(327,157,312)	(326,365,798)	(346,954,692)
Fuel consumption	(230,944,414)	(230,993,754)	(280,739,362)
- Gas	(134,127,364)	(140,113,581)	(170,456,730)
- Oil	(3,326,061)	(11,143,015)	(21,227,747)
- Coal	(93,490,989)	(79,737,158)	(89,054,885)
Transportation costs	(158,965,923)	(141,551,194)	(152,869,838)
Cost of gas sales	(74,998,608)	(80,477,713)	(75,662,185)
Other raw materials and consumables	(42,870,545)	(30,585,693)	(47,751,929)
Total	(834,936,802)	(809,974,152)	(903,978,006)